Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ (15,166)
Amounts reclassified from accumulated other comprehensive income	(1,450)		(4,750)		365
Net current-period other comprehensive income	11,875		15,693		8,153
Balance	542		(15,166)
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(11,333)		(27,026)		(35,179)
Other comprehensive income before reclassifications	13,325		20,443		7,788
Amounts reclassified from accumulated other comprehensive income	(1,450)	[1]	(4,750)	[1]	365	[1]
Net current-period other comprehensive income	11,875		15,693		8,153
Balance	$ 542		$ (11,333)		$ (27,026)

[1]	All amounts reclassified out of accumulated other comprehensive income (loss) are included as part of interest expense in the consolidated statement of operations.